Research and Development Expenses	12 Months Ended
Dec. 31, 2022
Research and Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 11 - RESEARCH AND DEVELOPMENT EXPENSES:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Share based payment	2,311	1,768	2,230
Salary and related expenses	3,332	1,533	1,237
Subcontractors	929	496	125
Materials and related expenses	1,094	204	440
Depreciation	238	134	196
IIA participation	-	(255)	(383)
Other	150	29	28
Total	8,054	3,909	3,873